UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03691

LORD ABBETT MID CAP STOCK FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2012

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MID CAP STOCK FUND, INC. (formerly, Mid-Cap Value Fund, Inc.) March 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 97.91%

Aerospace & Defense 1.35%

Rockwell Collins, Inc.	593,300	$34,150

Airlines 0.11%

United Continental Holdings, Inc. *	133,781	2,876

Auto Components 0.37%

Lear Corp.	200,800	9,335

Beverages 1.26%

Beam, Inc.	390,000	22,842
Dr. Pepper Snapple Group, Inc.	223,000	8,967

Total		31,809

Building Products 0.09%

Fortune Brands Home & Security, Inc. *	99,663	2,200

Capital Markets 3.65%

Affiliated Managers Group, Inc.*	227,900	25,482
Lazard Ltd. Class A	1,219,400	34,826
LPL Investment Holdings, Inc.*	332,100	12,600
Raymond James Financial, Inc.	533,300	19,481

Total		92,389

Chemicals 4.92%

Air Products & Chemicals, Inc.	238,200	21,867
Ashland, Inc.	643,200	39,274
Celanese Corp. Series A	378,900	17,497
Chemtura Corp.*	684,460	11,622
Eastman Chemical Co.	492,900	25,478
International Flavors & Fragrances, Inc.	152,000	8,907

Total		124,645

Commercial Banks 7.45%

City National Corp.	564,000	29,593
Comerica, Inc.	856,300	27,710
Commerce Bancshares, Inc.	375,000	15,195
Cullen/Frost Bankers, Inc.	470,000	27,349
Hancock Holding Co.	836,200	29,694
M&T Bank Corp.	395,400	34,352
Signature Bank*	297,900	18,780
Zions Bancorporation	289,300	6,208

Total		188,881

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MID CAP STOCK FUND, INC. (formerly, Mid-Cap Value Fund, Inc.) March 31, 2012

Investments	Shares	Fair Value (000)

Commercial Services & Supplies 3.02%

Dun & Bradstreet Corp. (The)	247,200	$20,945
Manpower, Inc.	591,500	28,020
Republic Services, Inc.	901,600	27,553

Total		76,518

Construction & Engineering 3.12%

Jacobs Engineering Group, Inc.*	858,100	38,074
URS Corp.	962,100	40,908

Total		78,982

Construction Materials 0.20%

Eagle Materials, Inc.	144,500	5,021

Consumer Finance 0.50%

Discover Financial Services	376,600	12,556

Containers & Packaging 2.62%

Ball Corp.	503,600	21,594
Greif, Inc. Class A	575,000	32,154
Rock-Tenn Co. Class A	185,300	12,519

Total		66,267

Diversified Financial Services 0.98%

CIT Group, Inc.*	420,800	17,354
NASDAQ OMX Group, Inc. (The) *	287,300	7,441

Total		24,795

Diversified Telecommunication Services 0.95%

CenturyLink, Inc.	624,000	24,118

Electric: Utilities 1.20%

Northeast Utilities	200,000	7,424
NV Energy, Inc.	236,700	3,816
PPL Corp.	681,600	19,262

Total		30,502

Electrical Equipment 0.75%

AMETEK, Inc.	254,700	12,356
Woodward, Inc.	154,800	6,630

Total		18,986

Electronic Equipment, Instruments & Components 3.08%

Anixter International, Inc.*	438,800	31,826
Arrow Electronics, Inc.*	403,500	16,935

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MID CAP STOCK FUND, INC. (formerly, Mid-Cap Value Fund, Inc.) March 31, 2012

Investments	Shares	Fair Value (000)

Electronic Equipment, Instruments & Components (continued)

TE Connectivity Ltd. (Switzerland) (a)	796,900	$29,286

Total		78,047

Energy Equipment & Services 4.65%

Ensco plc ADR	481,000	25,459
GulfMark Offshore, Inc. Class A*	135,406	6,223
Halliburton Co.	464,400	15,414
Rowan Cos., Inc.*	388,800	12,803
Superior Energy Services, Inc.*	629,900	16,604
Tidewater, Inc.	462,800	25,001
Weatherford International Ltd. (Switzerland)*(a)	1,074,100	16,208

Total		117,712

Food Products 2.02%

Bunge Ltd.	674,000	46,128
Flowers Foods, Inc.	247,900	5,050

Total		51,178

Gas Utilities 0.25%

Questar Corp.	325,200	6,263

Health Care Equipment & Supplies 1.01%

St. Jude Medical, Inc.	577,500	25,589

Health Care Providers & Services 4.56%

CIGNA Corp.	705,400	34,741
Community Health Systems, Inc.*	718,000	15,968
DaVita, Inc.*	296,000	26,690
McKesson Corp.	363,000	31,861
MEDNAX, Inc. *	85,928	6,391

Total		115,651

Hotels, Restaurants & Leisure 0.25%

Darden Restaurants, Inc.	121,500	6,216

Household Durables 2.82%

Garmin Ltd. (Switzerland)(a)	280,100	13,151
Harman International Industries, Inc.	684,253	32,030
Tupperware Brands Corp.	413,300	26,244

Total		71,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MID CAP STOCK FUND, INC. (formerly, Mid-Cap Value Fund, Inc.) March 31, 2012

Investments	Shares	Fair Value (000)

Industrial Conglomerates 0.83%

Tyco International Ltd. (Switzerland) (a)	374,700	$21,051

Information Technology Services 2.35%

Fiserv, Inc.*	715,000	49,614
Western Union Co. (The)	566,800	9,976

Total		59,590

Insurance 4.70%

ACE Ltd. (Switzerland)(a)	377,700	27,648
Everest Re Group Ltd.	307,800	28,478
Lincoln National Corp.	332,800	8,773
Marsh & McLennan Cos., Inc.	642,000	21,051
PartnerRe Ltd.	489,300	33,218

Total		119,168

Life Sciences Tools & Services 0.90%

Agilent Technologies, Inc.	510,000	22,700

Machinery 8.24%

Dover Corp.	656,000	41,289
Eaton Corp.	504,200	25,124
Esterline Technologies Corp.*	313,847	22,427
IDEX Corp.	590,000	24,857
Kennametal, Inc.	425,200	18,934
Nordson Corp.	131,700	7,179
Pall Corp.	255,400	15,229
Parker Hannifin Corp.	203,500	17,206
SPX Corp.	123,092	9,543
Timken Co. (The)	167,200	8,484
Trinity Industries, Inc.	565,200	18,623

Total		208,895

Media 5.56%

Discovery Communications, Inc. Class A*	511,200	25,867
Interpublic Group of Cos., Inc. (The)	5,644,000	64,398
Omnicom Group, Inc.	1,001,900	50,746

Total		141,011

Metals & Mining 1.77%

Carpenter Technology Corp.	267,400	13,966
Reliance Steel & Aluminum Co.	544,815	30,771

Total		44,737

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MID CAP STOCK FUND, INC. (formerly, Mid-Cap Value Fund, Inc.) March 31, 2012

Investments	Shares	Fair Value (000)

Multi-Line Retail 1.80%

Macy’s, Inc.	1,147,400	$45,586

Multi-Utilities 1.00%

CMS Energy Corp.	1,152,200	25,348

Oil, Gas & Consumable Fuels 2.54%

El Paso Corp.	777,400	22,972
EQT Corp.	255,400	12,313
QEP Resources, Inc.	406,900	12,411
Range Resources Corp.	287,400	16,709

Total		64,405

Paper & Forest Products 1.23%

International Paper Co.	891,000	31,274

Pharmaceuticals 4.10%

Mylan, Inc.*	2,129,000	49,925
Par Pharmaceutical Cos., Inc.*	512,500	19,849
Warner Chilcott plc Class A (Ireland)*(a)	922,800	15,512
Watson Pharmaceuticals, Inc. *	278,700	18,690

Total		103,976

Real Estate Investment Trusts 1.35%

Alexandria Real Estate Equities, Inc.	291,000	21,281
Weyerhaeuser Co.	591,500	12,966

Total		34,247

Real Estate Management & Development 1.09%

Jones Lang LaSalle, Inc.	332,083	27,666

Road & Rail 1.07%

Kansas City Southern*	160,200	11,485
Knight Transportation, Inc.	882,000	15,576

Total		27,061

Semiconductors & Semiconductor Equipment 3.89%

Analog Devices, Inc.	445,800	18,010
Broadcom Corp. Class A*	588,500	23,128
Lam Research Corp.*	368,600	16,447
Micron Technology, Inc.*	3,170,800	25,683
Xilinx, Inc.	420,000	15,301

Total		98,569

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MID CAP STOCK FUND, INC. (formerly, Mid-Cap Value Fund, Inc.) March 31, 2012

Investments	Shares	Fair Value (000)

Software 1.22%

Adobe Systems, Inc.*	558,600	$19,165
Intuit, Inc.	196,800	11,834

Total		30,999

Specialty Retail 2.29%

Guess?, Inc.	615,600	19,238
PetSmart, Inc.	107,900	6,174
Pier 1 Imports, Inc. *	1,800,135	32,726

Total		58,138

Textiles, Apparel & Luxury Goods 0.80%

Gildan Activewear, Inc. (Canada)(a)	368,972	10,165
PVH Corp.	112,900	10,086

Total		20,251

Total Common Stocks (cost $2,018,743,998)		2,480,783

	Principal Amount (000)

SHORT-TERM INVESTMENT 2.55%

Repurchase Agreement

Repurchase Agreement dated 3/30/2012, 0.01% due 4/2/2012 with Fixed Income Clearing Corp. collateralized by $11,820,000 of Federal Home Loan Mortgage Corp. at 4.50% due 1/15/2014 and $52,970,000 of Federal Home Loan Mortgage Corp. at 0.50% due 2/21/2014; value: $65,832,047; proceeds: $64,538,639 (cost $64,538,586)	$64,539	64,539

Total Investments in Securities 100.46% (cost $2,083,282,584)		2,545,322

Liabilites in Excess of Other Assets (0.46)%		(11,579)

Net Assets 100.00%		$2,533,743

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Mid Cap Stock Fund (the “Fund,” formerly, Mid-Cap Value Fund, Inc.) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983. Effective March 31, 2012, Mid-Cap Value Fund, Inc. changed its name to Mid Cap Stock Fund.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)

Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 - unadjusted quoted prices in active markets for identical investments;

	•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$2,480,783	$—	$—	$2,480,783
Repurchase Agreement	—	64,539	—	64,539

Total	$2,480,783	$64,539	$—	$2,545,322

*	See Schedule of Investments for fair values in each industry.

3. FEDERAL TAX INFORMATION

As of March 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,084,804,925

Gross unrealized gain	478,819,475
Gross unrealized loss	(18,302,044)

Net unrealized security gain	$460,517,431

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Item 2: Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 17, 2012

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 17, 2012

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 17, 2012